Note 6 - Disclosures to the Statement of Income and Loss - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets	€ 2,400	€ 1,452	€ 956
Deferred tax liabilities	1,138	761	757
Non-recognition of deferred tax assets	(1,262)	(691)	(199)
Recognition of deferred tax assets	1,138	761	757
Deferred tax assets/liabilities, net	0	0	0
Tax loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	54	0	0
Advance payments received from customers [member]
Statement Line Items [Line Items]
Deferred tax assets	1,163	670	221
Lease liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	1,015	646	735
Current provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	101	0	0
Current other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	29	0	0
Current financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	21	0	0
Current other liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	14	0	0
Cash and cash deposits [member]
Statement Line Items [Line Items]
Deferred tax assets	2	1	0
Deferred tax liabilities	47	0	0
Current other financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	1	1	0
Prepaid expenses [member]
Statement Line Items [Line Items]
Deferred tax assets	0	134	0
Leases [member]
Statement Line Items [Line Items]
Deferred tax liabilities	995	639	737
Property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred tax liabilities	45	10	8
Noncurrent other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax liabilities	29	0	0
Other noncurrent financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	€ 22	€ 112	€ 12